CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2025
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS	CONTRACTUAL COMMITMENTS
In the normal course of business, our company will enter into contractual obligations which include commitments relating primarily to contracted project costs for various growth initiatives such as committed expenditures associated with gas and electricity sales contracts at our U.K. regulated distribution operation. As at December 31, 2025, our company had $749 million (2024: $560 million) of commitments outstanding, of which 36% mature in less than one year, 58% between two and five years, and 6% after five years.
In addition, pursuant to the Master Service Agreement, on a quarterly basis, we, together with Brookfield Infrastructure, pay a base management fee to certain service providers (the “Service Providers”), each of which is an indirect wholly-owned subsidiary of Brookfield Asset Management Ltd., equal to 0.3125% per quarter (1.25% annually) of the combined market value of our group. Our company pays for, or reimburses the partnership for, our proportionate share of the management fee. The fee attributable to our company is recorded on the Consolidated Statements of Operating Results in general and administrative expenses. The amount attributable to our company is based on the weighted average number of exchangeable shares and class A.2 exchangeable shares outstanding relative to units.